Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 29, 2013		Sep. 29, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 30, 2012		Sep. 30, 2012		Jul. 01, 2012		Apr. 01, 2012		Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Reconciliation of basic net earnings per share to diluted net earnings per share
Basic net earnings per share attributable to parent	$ 1.25	[1]	$ 1.06	[2]	$ 1.36	[3]	$ 1.25	[4]	$ 0.93	[5]	$ 1.08	[6]	$ 0.51	[7]	$ 1.43	[8]	$ 4.92	$ 3.94	$ 3.54
Average shares outstanding - basic																	2,809.2	2,753.3	2,736.0
Potential shares exercisable under stock option plans																	148.5	164.6	158.3
Less: shares which could be repurchased under treasury stock method																	(103.3)	(128.2)	(122.6)
Convertible debt shares																	3.0	3.6	3.6
Accelerated share repurchase program																	19.6	19.3	0
Average shares outstanding - diluted																	2,877.0	2,812.6	2,775.3
Diluted net earnings per share attributable to parent	$ 1.23	[1]	$ 1.04	[2]	$ 1.33	[3]	$ 1.22	[4]	$ 0.91	[5]	$ 1.05	[6]	$ 0.50	[7]	$ 1.41	[8]	$ 4.81	$ 3.86	$ 3.49

[1]	The fourth quarter of 2013 includes after-tax charges of $227 million from net litigation expense, $110 million from Synthes integration/transaction costs, $294 million from impairment of in-process research and development, $118 million associated with the DePuy ASR™ Hip program and a $707 million tax benefit associated with Scios Inc.
[2]	The third quarter of 2013 includes after-tax charges of $720 million from net litigation expense, $103 million from Synthes integration/transaction costs, $126 million from impairment of in-process research and development and $31 million associated with the DePuy ASR™ Hip program.
[3]	The second quarter of 2013 includes after-tax charges of $308 million from net litigation expense, $87 million from Synthes integration/transaction costs and $61 million associated with the DePuy ASR™ Hip program
[4]	The first quarter of 2013 includes after-tax charges of $183 million from Synthes integration/transaction costs, $391 million from net litigation expense and $42 million from impairment of in-process research and development, and $30 million associated with the DePuy ASR™ Hip program.
[5]	The fourth quarter of 2012 includes after-tax charges of $371 million from net litigation expense, $306 million associated with the acquisition of Synthes, Inc., $73 million associated with the DePuy ASR™ Hip program and $59 million from impairment of in-process research and development.
[6]	The third quarter of 2012 includes after-tax charges of $135 million associated with the acquisition of Synthes, Inc., $340 million from impairment of in-process research and development, $70 million associated with net litigation expense, and $24 million associated with the DePuy ASR™ Hip program.
[7]	The second quarter of 2012 includes after-tax charges of $717 million for asset write-downs, $611 million from net litigation expense, $564 million associated with the acquisition of Synthes, Inc. and $344 million from impairment of in-process research and development.
[8]	The first quarter of 2012 includes an after-tax gain of $106 million from currency and costs associated with the acquisition of Synthes, Inc.